[S&C letterhead]

CONFIDENTIAL TREATMENT REQUESTED

March 11, 2013

Via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	Amanda Ravitz Assistant Director

Re:	FI CBM Holdings N.V. Confidential Draft Registration Statement on Form F-4 Submitted January 18, 2013 CIK No. 0001567094

Dear Ms. Ravitz:

On behalf of FI CBM Holdings N.V. (“DutchCo”), we are writing to respond to the letter, dated February 14, 2013, from the Staff of the Securities and Exchange Commission (the “Commission”) regarding the above-referenced confidential draft registration statement on Form F-4 (the “Draft Registration Statement”) submitted to the Staff of the Commission on January 18, 2013 for confidential review. We are including with this letter an amendment to the Draft Registration Statement (the “Amended Registration Statement”) which shows the changes DutchCo proposes to make in response to the Staff’s comments. In addition, the Amended Registration Statement includes the audited financial statements for the year ended December 31, 2012 for each of Fiat Industrial S.p.A. and CNH Global N.V. and related updates to the business description and management discussion and analysis of financial condition and results of operations.

DutchCo appreciates the Staff’s review of the Registration Statement and looks forward to working with the Staff to resolve the Staff’s comments. As a result of changes to the Draft Registration Statement, some page references in the Amended Registration Statement have changed from those in the Draft Registration Statement as originally submitted. The page references in the Staff’s comments refer to page numbers in the Draft Registration Statement initially filed, while the page numbers in DutchCo’s responses refer to page numbers in the Amended Registration Statement. For your convenience, DutchCo has reproduced each of the Staff’s comments below and provided its responses below each comment. Terms used in DutchCo’s responses that are defined in the Amended Registration Statement have the meanings assigned to such terms in the Amended Registration Statement.

Securities and Exchange Commission
March 11, 2013

Fee Table

1.	We note from your prospectus that following the merger, persons who hold DutchCo common shares for at least three years may elect to receive special voting shares. As such, since it appears you contemplate an ongoing offer of the special voting shares, please confirm that you intend to maintain an effective registration statement for such offering.

Response:

DutchCo does not believe that its proposed loyalty voting mechanism will entail a continuing offer of securities requiring registration under the Securities Act of 1933, as amended (the “Securities Act”). The loyalty voting mechanism will be implemented through the issuance of a special voting share that will be “attached” to a shareholder’s common share, but only for the period during which the shareholder qualifies for the loyalty vote. The issuance of special voting shares for the account of qualifying holders that have registered their common shares in the special register will not be made “for value” within the meaning of Section 2(a)(3) of the Securities Act. A shareholder will qualify for the loyalty vote and have a special voting share allocated to DutchCo’s share register solely as a result of a decision to place and maintain common shares in the special register. The mere holding of a security, i.e., the underlying common share, for the specified period of time is not a transfer of value to the issuer as contemplated by the Securities Act and no consideration will be paid by the shareholders to whom special voting shares are issued.

Alternatively, the loyalty voting mechanism may be analyzed as the functional equivalent of the exchange of a security, i.e., the qualifying single-vote common share held by the qualifying shareholder, for another security of the issuer, i.e., a double-vote share represented by the combined holding of a qualifying common share and the related special voting share. As explained in more detail in response to Staff Comments 3, 5 and 41, the special voting shares have no separate attributes or value and are effectively “stapled” to the associated common shares; they merely provide an additional voting right to the qualifying common shares. To the extent viewed as an exchange or a deemed exchange of the issuer’s securities, the exchange is exempt from the registration requirements pursuant Section 3(a)(9) of the Securities Act.

In other words, the economic result achieved through the loyalty voting structure is at most equivalent to giving qualifying holders of common shares the right to convert such common shares into common shares of a separate class which confer

Securities and Exchange Commission
March 11, 2013

double voting rights to the holder. As such, the loyalty voting mechanism would qualify for the exemption provided by Section 3(a)(9). The structure adopted by DutchCo to reward long-term shareholders through a loyalty voting program does not change the result. Furthermore, in many jurisdictions other than the Netherlands, the desired result could be achieved by simply providing a term of the underlying common shares that would attribute a double vote to such shares that are held continuously for the required period of time such as the mechanism used by a number of French corporations (including Total, an SEC registrant) and at least one U.S. domestic company, J. M. Smucker Company (NYSE: SJM). No offering or sale under the Securities Act could conceivably be taking place under that construct. Again, there are no differences in the structure ultimately adopted by DutchCo that ought lead to a different result.

Questions and Answers, page iv

2.	In the forepart of your document, please provide a clear presentation of the ownership structure of DutchCo after the completion of the merger, including the number of shares to be held by the current holders of Fiat Industrial shares and the number of shares to be held by the current holders of CNH shares.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page 10 of the Amended Registration Statement to include a chart presenting the expected ownership structure of DutchCo after the completion of the merger.

What is the Merger, page iv

3.	Please provide us with your analysis of the applicability of Rule 13e-3 to the transaction. In your response, please address the impact on your analysis of (1) the $10 dividend paid to the CNH shareholders, and (2) the offering of the special voting shares in connection with the transaction.

Response:

DutchCo respectfully submits to the Staff that the transaction is not subject to Rule 13e-3, in particular, because the transaction falls within the exemption from Rule 13e-3 set forth in Rule 13e-3(g)(2).

Rule 13e-3(g)(2) provides in pertinent part that Rule 13e-3:

“shall not apply to: … (2) any Rule 13e-3 transaction in which the security holders are offered or receive only an equity security

Securities and Exchange Commission
March 11, 2013

Provided, That: (i) Such equity security has substantially the same rights as the equity security which is the subject of the Rule 13e-3 transaction including, but not limited to, voting, dividends, redemption and liquidation rights except that this requirement shall be deemed to be satisfied if unaffiliated security holders are offered common stock; (ii) Such equity security is registered pursuant to section 12 of the Act or reports are required to be filed by the issuer thereof pursuant to section 15(d) of the Act; and (iii) If the security which is the subject of the Rule 13e-3 transaction was either listed on a national securities exchange or authorized to be quoted in an interdealer quotation system of a registered national securities association, such equity security is either listed on a national securities exchange or authorized to be quoted in an inter-dealer quotation system of a registered national securities association.”

The DutchCo common shares to be issued to the unaffiliated security holders of CNH is common stock that will be registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and listed on the New York Stock Exchange at the closing of the merger transaction.

Eligible holders will be entitled to elect to receive additional voting rights designed to encourage the stability of DutchCo’s shareholder base and to reward long-term investors in DutchCo common shares. For the reasons discussed below in response to Staff Comment 6, the loyalty voting mechanism is to be implemented by means of the issuance of separate special voting shares that have no separate attributes or value and are effectively “stapled” to the associated common shares. The special voting shares merely provide an additional voting right to holders of the associated common shares. As noted in response to Staff Comment 1, in many jurisdictions other than the Netherlands, the desired result may be achieved by simply providing a term of the underlying common shares that would attribute a double vote to such shares that are held continuously for the required period of time. No question regarding the availability of the Rule 13e3(g)(2) exemption would arise under that construct. There are no differences in the structure adopted by DutchCo that ought to lead to a different result simply because Dutch corporate law requires that a share with the requisite par value be attached to the common share in order to provide the requisite vote (as explained further below).

Therefore, DutchCo believes that the exemption afforded by Rule 13e-3(g)(2) is applicable because the CNH minority shareholders are receiving common stock. Illustrating the policy rationale for the exemption afforded by Rule 13e3(g)(2), the Commission stated that it “believe[d] that such transactions are also outside the

Securities and Exchange Commission
March 11, 2013

purpose of Rule 13e-3 since all holders of that class of security are on an equal footing and are permitted to maintain an equivalent or enhanced equity interest”. See Release No. 34-16075, August 2, 1979, Going Private Transactions by Public Companies or Their Affiliates. DutchCo respectfully submits that this rationale clearly applies to the circumstances of the merger.

Further, DutchCo respectfully submits that the $10 dividend paid to the CNH shareholders on December 28, 2012 is not cash consideration for the merger; and, therefore, payment of that dividend should not affect the analysis of the availability of the Rule 13e-3(g)(2) exemption. While the $10 dividend is part of the aggregate benefits that CNH’s unaffiliated shareholders will receive in connection with the transaction as viewed by the Special Committee and the board of CNH in negotiating the transaction, the payment of the dividend is not in any way contingent upon the closing of the merger and does not constitute merger consideration. The dividend was paid in December 2012 and cannot be withdrawn, whether or not the merger is approved by shareholders or fails to be completed for any other reason. When the CNH shareholders make an investment decision in connection with the vote to approve the merger, the $10 dividend will play no part in that decision, because the dividend has already been paid and will not be affected by the outcome of the CNH shareholder vote.

For the reasons above, DutchCo believes that the transaction satisfies the requirements of Rule 13e-3(g)(2), and is therefore exempted from the requirements of Rule 13e-3.

Will I have the right to elect to receive special voting shares, page v

4.	Please expand the question and answer section to clarify the extent to which the purpose of the special voting shares is to encourage Fiat Industrial’s controlling shareholder to approve the transaction, as indicated on page 57. In an appropriate section, please address in more detail the reasons for adopting the loyalty share program, addressing both (1) the “loyalty” portion of the plan and the reasons for encouraging long-term investment in the company, addressing any influence this structure might have on management, and (2) the multiple voting aspect of the plan.

Response:

In response to the Staff’s comment, DutchCo has expanded the question and answer section on page vi of the Amended Registration Statement and revised its disclosure on pages vi and 58 of the Amended Registration Statement to address in more detail the reasons for adopting the loyalty share program.

Securities and Exchange Commission
March 11, 2013

5.	It appears that if a portion of your minority investors either elect not to receive special voting shares in this transaction or later transfer their common shares, the voting power of Fiat Industrial’s controlling shareholder in the combined company may increase significantly; in this regard, we note your disclosure in the first bullet point on page 61 and the provisions of Article 12 of the Articles of Association filed as exhibit 3. Please revise to clarify the extent to which a shareholder may control greater than 50% of your voting power. Also, revise the appropriate section or sections of your document to provide disclosure discussing the anti-takeover effects of the special voting shares.

Response:

Immediately following completion of the Merger, Exor will own approximately 27% of the DutchCo common shares.1 Assuming Exor elects to participate in the loyalty voting structure with respect to all of the DutchCo common shares it would receive upon completion of the Merger, and assuming no other shareholder elected to participate in the loyalty voting structure, Exor’s voting power in DutchCo immediately following completion of the Merger would be approximately 43%. In response to the Staff’s comment, DutchCo has revised its disclosure on pages 10, 18-19 and 42 of the Amended Registration Statement to include this information. Going forward, assuming Exor continues to hold its maximum voting rights and no other shareholders are entitled to loyalty voting rights, a shareholder other than Exor would need to hold DutchCo common shares representing approximately 64% of DutchCo’s common share capital in order to obtain a majority of the voting rights in DutchCo. A shareholder holding common shares representing approximately 42.5% of DutchCo’s common shares would be able to exercise a majority of the voting rights in DutchCo if all such common shares were entitled to loyalty voting rights, assuming no shareholders other than Exor held double voting shares at that time. Under Dutch law, a shareholder acquiring voting rights in DutchCo greater than 30% (whether by acquiring common shares, by acquiring loyalty voting rights or a combination of both) after the admission of DutchCo’s shares to listing on the Mercato Telematico Azionario (the “MTA”), would be required to launch a mandatory tender offer for all common shares of DutchCo not owned by such shareholder. An exception is made for shareholders, such as Exor, that have an interest of at least 30% of a listed company’s voting rights before the shares are first admitted to trading on the MTA and retain this interest thereafter. In response to the Staff’s comment, DutchCo has revised its disclosure on pages 18 and 19 of the Amended Registration Statement and included disclosure regarding the anti-takeover effects of the special voting shares.

[1]	In addition, immediately following the Merger, Fiat S.p.A will own approximately 2.6% of DutchCo share capital. Exor currently controls Fiat S.p.A through its 30.05% shareholding interest.

Securities and Exchange Commission
March 11, 2013

DutchCo notes the Staff’s reference to Article 12 of the DutchCo Articles of Association. DutchCo has been advised by its Dutch counsel that there are limitations under Dutch law to the restrictions that a company may include in its Articles of Association on the ability of shareholders to transfer the shares they hold. The provisions of Article 12 include a form of transfer restriction that is permitted as a blocking clause in the Articles of Association of Dutch companies. However, in addition to the transfer restrictions provision in the Articles of Association, the ability of a holder of special voting shares to transfer those shares is also limited by other provisions of DutchCo’s Articles of Association and by the Terms and Conditions of the Special Voting Shares that specify the permitted holders of special voting shares. Under Article 4 of DutchCo’s Articles of Association, special voting shares may only be held by a person who has either held common shares for an uninterrupted period of three years or who has elected to receive special voting shares in connection with the Merger, as further specified in the Articles of Association and disclosed in the prospectus. Furthermore, a shareholder may hold no more than one special voting share for each associated common share. Section 8 of the Terms and Conditions of the Special Voting Shares provides for an absolute prohibition on the transfer of the special voting shares, except in very limited circumstances, i.e., essentially, for transfers among affiliates to permit internal corporate group reorganizations as well as in the case of succession or donation among natural persons. In each case, the special voting shares may be transferred only together with the associated common shares. As a result of these provisions, no shareholder can acquire control of DutchCo or otherwise increase its voting interest in DutchCo by acquiring special voting shares from another holder (unless it is an affiliate of or a successor to such other holder and acquires from that holder the associated common shares).

6.	We note your disclosure on page vi that in the Netherlands additional voting power is “granted through a separate security.” Please explain to us in more detail the legal requirements and business considerations that led you to structure your additional voting power this way, citing the relevant authority. Also, we are aware of litigation relating to loyalty share programs in the Netherlands. Please tell us of any developments in the area and, if appropriate, provide disclosure of any associated risks.

Response:

In consultation with Dutch counsel, DutchCo analyzed various potential options to implement the loyalty voting mechanism, whereby an additional vote is

Securities and Exchange Commission
March 11, 2013

attributed to each common share held continuously for three years, with the objective of maximizing investor appeal for the proposed share capital structure while satisfying the requirements of mandatory Dutch corporate law. The structures analyzed included the creation of separate classes of common shares carrying different voting rights, as well as the issuance of voting rights to a trust that would exercise those rights for the benefit of eligible holders. DutchCo is operating under the constraints of Dutch law which requires the voting power of a class of common shares to be proportionate to the nominal value of such class (article 2:118 of the Dutch Civil Code) and, furthermore, provides that an equity security may not be converted without consideration into another common security with a higher nominal value (article 2:80 and 2:81 of the Dutch Civil Code). Ultimately, DutchCo concluded that the available alternative structures presented disadvantages either with respect to the trading and valuation of DutchCo common shares, or with respect to the administration of the system and the required transfer mechanics. Accordingly, DutchCo opted for the structure described in the prospectus which, through the issue of special voting shares that are “stapled” to the underlying common share so as to attribute an additional voting right, achieve the same result that would be achieved by granting additional voting rights to qualifying holders as part of the terms of DutchCo’s common shares, which, for the reasons described above, is not an available structure under Dutch law.

With respect to the reference to litigation relating to loyalty share programs in the Netherlands, DutchCo believes that the Staff may be referring to the ruling by the Amsterdam Court of Appeal in which a loyalty dividend plan adopted by DSM violated the “equal treatment” provision of Dutch company law (Amsterdam Court of Appeal, March 28, 2007, LJN: BA1717). The decision by the Amsterdam Court of Appeal, however, was overruled by the Dutch Supreme Court in its decision of December 14, 2007 (Supreme Court, December 14, 2007, LJN: BB3523). The Supreme Court held that the introduction of the loyalty dividend as proposed by DSM was permitted under Dutch law and did not constitute a breach of the equal treatment provision. DutchCo is not aware of any litigation in the Netherlands relating to loyalty share programs since the DSM decision and the commonly accepted view in the Netherlands is that loyalty dividends are permitted, provided that the mechanism is available to all holders of the relevant class of shares.

In light of the above, DutchCo does not believe that additional risk factor disclosure is required with respect to the loyalty voting mechanism.

Securities and Exchange Commission
March 11, 2013

How do I vote my Fiat Industrial ordinary shares, page xi

7.	Please expand the disclosure in the forepart of your prospectus to clarify whether Fiat Industrial or CNH will mail materials to their shareholders that will enable them to exercise their voting rights, and provide us with any such materials. To the extent that voting materials will not be mailed to the shareholders of these companies, please revise to make this clear. Also, clarify whether you will mail the materials investors will need to submit in order to receive special voting shares, such as the initial election form; if you will not mail such materials, prominently disclose the steps investors will need to take to receive the special voting shares, including how they may obtain the necessary forms. Please provide us with copies of the materials.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page xii of the Amended Registration Statement. Neither Fiat Industrial nor CNH will mail materials to their shareholders to enable them to exercise their voting rights. Fiat Industrial shareholders and CNH shareholders must either attend the relevant extraordinary general meeting or appoint a proxy pursuant to the instructions included in the Amended Registration Statement in order to vote their shares at the relevant extraordinary general meeting. A copy of the special voting share election form has been included as Appendix F to the Amended Registration Statement and will be made available on the investor relations page of both Fiat Industrial (www.fiatindustrial.com) and CNH (www.cnh.com/investors).

Cautionary Statements, page 4

8.	Given that this transaction is the initial public offering of the registrant, please revise your disclosure to remove the implication that the safe harbor for forward looking statements applies to statements in connection with this offering. Refer to Exchange Act Section 21E(b)(1)(D). Also, you may not disclaim responsibility for your disclosure. Please revise the second to last paragraph on page 4 accordingly.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page 4 of the Amended Registration Statement.

Merger Consideration, page 7

9.

We note your disclosure that the CNH shareholders will receive 3.828 DutchCo common shares as consideration in the merger. However, we note that your disclosure describing the recommendation of the special committee and the board of directors, as well as the financial analyses and fairness

Securities and Exchange Commission
March 11, 2013

opinions provided by your financial advisors, includes the $10.00 cash dividend together with the 3.828 DutchCo common shares in the merger consideration. Please revise throughout your document as necessary to present the merger consideration to be received by CNH shareholders consistently.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 7 and 15 of the Amended Registration Statement. The consideration that will be received by CNH minority shareholders in the merger is 3.828 DutchCo common shares for each CNH common share. The $10 cash dividend was paid in December 2012 and cannot be withdrawn whether or not the merger is approved by shareholders or fails to be completed for any other reason. Effectively, the fairness opinions state that the 3.828 DutchCo shares consideration is fair from a financial point of view to the CNH minority shareholders after taking into account CNH’s payment of the $10 dividend. At the time the opinions were delivered, it was expected that the $10 dividend would be paid prior to the vote on the merger.

Conditions, page 7

10.	We see that a condition to the transaction was the delivery by Reconta Ernst & Young S.p.A. of a report with respect to the fairness of the Fiat Industrial exchange ratio. Please tell us how you considered the guidance in Regulation S-X Article 2-01 (b) and (c)(4)(iii) when obtaining and using an opinion with respect to the fairness of the Fiat Industrial exchange ratio from Reconta Ernst & Young S.p.A, the firm which is also your auditors. Discuss the factors you considered persuasive in concluding that this was appropriate.

Response:

The report to be delivered by Reconta Ernst & Young S.p.A. (“RE&Y”), as represented by RE&Y, does not express an opinion on the fairness of the transaction, the value of the security, or the adequacy of consideration to shareholders and therefore the issuance of the report does not impair the independence of RE&Y under the U.S. independence requirements.

The report is prepared in accordance with the model set forth in Communication N. 73063 of October 5, 2000 of the Italian securities regulator (Commissione Nazionale per le Societa e la Borsa , “CONSOB”) issued upon receipt of a letter from the Office of the Chief Accountant of the Commission: Auditor Independence - No Action Request - dated August 24, 2000.

Securities and Exchange Commission
March 11, 2013

The letter from the Office of the Chief Accountant was in response to a request from CONSOB relating to the report that auditors of Italian companies’ financial statements are required to issue to Italian audit clients in connection with certain transactions. CONSOB asked the Staff to advise whether performing the procedures described and issuing such a report would create an independence problem for Italian companies that register their securities in the United States. The Office of the Chief Accountant referred to a model report attached to the letter of August 24, 2000 and considered the effect on an auditor’s independence under the U.S. requirements of an auditor’s performance of the procedures and issuance of the model report.

The report of RE&Y will follow the model report, and RE&Y will perform only those procedures that are described in the model report.

Please see attached the letter of August 24, 2000 with the model report.

11.	Please provide us with copies of the fairness reports discussed in the carryover paragraph starting at the bottom of page 7. Tell us how you have satisfied your disclosure obligations under Form F-4 Item 4(b) with respect to these reports, or revise.

Response:

Reports regarding the exchange ratios and other formal statutory requirements of the mergers are required to be obtained under Dutch and Italian law. However, neither the board of directors of CNH nor the board of directors of Fiat Industrial has relied on such reports in recommending the mergers to their respective shareholders. The exchange ratios were determined by mutual agreement of Fiat Industrial and CNH without any recommendation, analysis or advice from Reconta Ernst & Young S.p.A. or Mazars Paardekooper Hoffman N.V., the persons that were ultimately appointed to provide the reports. The reports were not prepared for use in connection with the prospectus or the registration statement of which the prospectus forms a part and were prepared solely for compliance with Italian and Dutch law. Please also refer to the response to Staff Comment 10 above. Accordingly, DutchCo has revised its disclosure in the Amended Registration Statement to eliminate all references to such reports, other than the incidental references made in the description of the closing conditions of the merger provided in the merger agreement.

DutchCo will provide the Staff with copies of the reports, when they become available, under separate cover on a confidential and supplemental basis pursuant to Rule 418 of the Securities Act, and Rule 12b-4 under the Exchange Act.

Securities and Exchange Commission
March 11, 2013

Failure to timely complete the Merger, page 20

12.	Please tell us the extent of the agreements that may be triggered by the merger agreement that you reference on page 21, and describe more specifically the impact on your business and financial condition if you are unable to renegotiate the agreements. For instance, quantify the extent of the payments you will owe if you are unable to renegotiate the agreements.

Response:

DutchCo does not believe that any default, termination, acceleration and/or mandatory repurchase provisions of any agreements of Fiat Industrial or CNH that may be triggered in connection with the Merger would be material to DutchCo. Accordingly, and in response to the Staff’s comment, DutchCo has revised its disclosure on page 20 of the Amended Registration Statement.

Interests in the Transaction, page 37

13.	In an appropriate section or sections, please revise to quantify the material interests of CNH’s and Fiat Industrial’s affiliates on an aggregate and individual basis.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 37 and 40-41 of the Amended Registration Statement.

The Merger, page 42

14.	When you discuss the prior offers from Fiat Industrial in this section please clarify the extent of the offer, including the proposed exchange ratio. Please also revise to discuss in greater detail how each of the final exchange ratios were determined and which party or parties proposed the final ratios.

Securities and Exchange Commission
March 11, 2013

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page 51 of the Amended Registration Statement.

15.	You refer to reports or opinions of outside parties throughout this section, such as the August 3 financial advisors’ analysis mentioned in the second paragraph on page 48 and the analysis referenced in the second paragraph on page 49. Please provide all disclosure required by Item 4(b) of Form F-4 for each of the reports or opinions.

Response:

DutchCo believes that the preliminary analyses presented by J.P. Morgan and Lazard to the Special Committee on August 3, 2012 and on the other dates referenced in the Draft Registration Statement were subsumed by the final analyses presented by J.P. Morgan and Lazard to the Special Committee on November 25, 2012 and summarized in the Draft Registration Statement on pages 63 to 76. Therefore, an additional summary of the preliminary analyses would be largely duplicative of the final analyses already summarized. In addition, the preliminary analyses referenced in the Draft Registration Statement were not utilized by J.P. Morgan or Lazard for purposes of their respective fairness opinions and were not considered by the Special Committee in deciding to recommend the Merger. In light of the foregoing, DutchCo believes that all presentations required to be summarized pursuant to Item 1015(b) of Regulation M-A are summarized in the Draft Registration Statement.

DutchCo believes that the reference to the analysis performed by the Boston Consulting Group is not relevant to investors and accordingly DutchCo has eliminated the reference from the Amended Registration Statement.

16.	We note that management prepared CNH financial projections and forecasts that are related to the transaction. Please revise your registration statement to disclose these projections.

Response:

DutchCo respectfully submits that disclosure of the financial projections of CNH referred to on pages 47-49 of the Draft Registration Statement is not appropriate. For additional information, please see DutchCo’s response to Staff Comment 17.

17.	We note the references on page 49 regarding the internal financial forecasts of Fiat Industrial provided to the Special Committee. Please revise your prospectus to disclose the financial projections of Fiat Industrial, or provide your analysis as to how you determined that these projections need not be disclosed.

Securities and Exchange Commission
March 11, 2013

Response:

DutchCo respectfully submits that disclosure of the financial projections of Fiat Industrial referred to on page 49 of the Draft Registration Statement is not appropriate, for the following reasons.

As described under “Background to the Merger”, in July 2012 the Special Committee, through its advisors, requested Fiat Industrial to provide to the Special Committee and its advisors updated financial projections covering the 2012-2016 period. Fiat Industrial did not have updated financial projections available and had not intended to prepare or to provide any updated financial projections to the Special Committee as part of the discussions. In the course of discussing and reiterating this request, the financial advisors to the Special Committee stated that the updated and extended financial projections were requested in particular to enable the financial advisors to perform discounted cash-flow analyses of Fiat Industrial as part of the financial analysis underlying the fairness opinion that the Special Committee had requested its financial advisors to render. However, after receiving and reviewing the financial projections prepared by Fiat Industrial and CNH at its request with its financial advisors, the Special Committee noted that the Fiat Industrial projections differed considerably from independent analysts’ projections, and instructed its advisors to use only independent analysts’ projections for Fiat Industrial and CNH to analyse the adequacy of the proposed exchange ratio and to render their opinions on that basis. Please see the fifth paragraph on page 50 of the Amended Registration Statement. Therefore, the Special Committee’s financial advisors relied solely on street projections, and not on the management projections of Fiat Industrial and CNH in their analysis of the anticipated future results of operations of CNH and Fiat Industrial. Please see the second paragraph on page 64 and the last paragraph on page 67 of the Amended Registration Statement.

Furthermore, the financial projections presented by CNH on September 17, 2012 and by Fiat Industrial on September 24 and October 4, 2012 are obsolete. The Amended Registration Statement includes historical results for the Fiat Industrial group for the year 2012 that supersede, and differ from, the 2012 projections presented on October 5, 2012. Investors should place no reliance on the financial projections presented by CNH and Fiat Industrial to the Special Committee as part of the merger discussion, which financial projections are no longer current.

Accordingly, disclosing the financial projections of CNH and Fiat Industrial presented to the Special Committee in September and October, 2012 would serve neither the purpose of illustrating the principal factors that led the Special Committee to recommend the Merger, nor the purpose of providing current information to investors on which to base their investment decision because those projections are obsolete.

Securities and Exchange Commission
March 11, 2013

Stable and Supportive Long-Term Shareholder Base, page 57

18.	With a view towards revised disclosure, please tell us any differences between the multiple voting mechanisms of the companies you have identified here and the structure of your special voting share program.

Response:

DutchCo respectfully submits that the description of the loyalty voting mechanism proposed by DutchCo is adequately described in the Amended Registration Statement, and DutchCo does not believe that analysing the differences among its proposed mechanism and the ones adopted by other companies would add meaningful information to investors. However, in response to the Staff comment, DutchCo has revised the disclosure on page 58 of the Amended Registration Statement to clarify that the terms of multiple vote shares vary depending on applicable law and corporate practices, and DutchCo has eliminated the references to individual companies that have adopted multiple vote mechanisms to avoid the impression that the loyalty voting mechanism proposed by DutchCo would be identical to any other existing voting mechanism adopted by other companies.

Opinion of J.P. Morgan to the Special Committee, page 61

19.	Please revise to disclose the fees paid by CNH to the financial advisors in the last two years.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 66 and 69. CNH has not paid any investment banking fees to J.P. Morgan or Lazard in the two years preceding delivery of the fairness opinions by J.P. Morgan and Lazard, except for investment banking fees received by J.P. Morgan and Lazard in connection with rendering their respective opinions as to the initial Fiat Industrial proposal.

20.	Please provide us with copies of the materials prepared by J.P. Morgan and Lazard in connection with their fairness opinions, including, among other things, any “board books,” drafts of fairness opinions, and any summaries of presentations made to the board. Also, please provide us with the inadequacy opinion referenced on page 49 and the related materials.

Securities and Exchange Commission
March 11, 2013

Response:

Cleary Gottlieb Steen & Hamilton LLP, as counsel to J.P. Morgan and Lazard, have caused to be submitted supplementally to the Staff under separate cover copies of written materials presented by J.P. Morgan and Lazard to the Special Committee on October 9, 2012 (prepared in connection with the J.P. Morgan and Lazard inadequacy opinions) and November 25, 2012 (prepared in connection with the J.P. Morgan and Lazard fairness opinions) and the inadequacy opinions J.P. Morgan and Lazard rendered to the Special Committee on October 12, 2012.

That submission has been made together with a request that the submitted materials be kept confidential by the Commission in accordance with Rule 83 of the Rules of Practice of the Commission and pursuant to Rule 418 under the Securities Act of 1933 and Rule 12b-4 under the Exchange Act.

21.	We note that the exhibit index on page II-1 does not appear to reflect that you intend to file any materials prepared by your financial advisers. Please file the materials referenced in Item 21(c) of Form F-4 as exhibits to your registration statement and revise your exhibit index accordingly, or advise.

Response:

DutchCo respectfully submits that, in light of the response to Staff Comment 15 above, and as a result of the changes to the Amended Registration Statement referred to in response to Staff Comments 11 and 15, the only materials responsive to item 21(c) of Form F-4 are the opinions of J.P. Morgan and Lazard, which are furnished in the Amended Registration Statement as Appendix B and Appendix C, respectively.

Recommendations of the CNH Special Committee, page 58

22.	With a view toward disclosure, please tell us the extent of the demerger liabilities to which the minority shareholders could be exposed referenced in the sixth bullet point on page 60.

Response:

As described in the Draft Registration Statement, under Italian law, following the demerger from Fiat, Fiat Industrial continues to be liable jointly with Fiat for certain liabilities of Fiat that arose prior to effectiveness of the demerger and that remained unsatisfied at the effective date of the demerger in the event that Fiat fails to satisfy such liabilities. See “Risk Factors – Fiat Industrial is and, subsequent to the Merger, DutchCo as successor to Fiat Industrial will be, jointly liable for certain obligations of Fiat.” The vast majority of such liabilities consist of bonds guaranteed by Fiat that were issued prior to the demerger, the outstanding amount of which Fiat Industrial estimates will be approximately €3.8

Securities and Exchange Commission
March 11, 2013

billion as of the expected date of completion of the Merger, as well as other miscellaneous liabilities of Fiat that Fiat Industrial estimates will be approximately €0.4 billion as of the expected date of completion of the Merger. In response to the Staff’s comment, DutchCo has revised its disclosure on pages 33 and 193 of the Amended Registration Statement.

Tax Consequences, page 77

23.	Here and throughout your document, as appropriate, please provide unequivocal disclosure regarding the tax consequences, rather than merely what the tax consequences may be “generally.” Also, if you are unable to provide unequivocal disclosure, you should disclose why, describing the degree of uncertainty and providing risk factor disclosure setting forth the risks to investors due to the uncertainty. For example, we note your disclosure in the penultimate paragraph on page 78 that “the IRS might assert that the CNH Dividend should be treated as additional consideration paid to the CNH shareholders in the CNH Merger.” To the extent the tax consequences would change in that event, please provide disclosure of the alternative tax treatment.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages ix-x, 16, 21-24, and 78-107 of the Amended Registration Statement.

Material U.K. Tax Consequences, page 95

24.	Here or elsewhere, include discussion of the controlled foreign company rules discussed in your risk factor on page 24. Also, include a substantive discussion of the exemptions referenced in the last paragraph of that risk.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 23 and 24 of the Amended Registration Statement.

Italian tax consequences of the Merger on DutchCo, page 101

25.	Please revise your disclosure here or in the risk on page 25 to make clear whether you will be submitting a request to the Italian tax authorities for a tax ruling on any tax losses.

Securities and Exchange Commission
March 11, 2013

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 24 and 102 of the Amended Registration Statement.

Environmental and other regulatory matters, page 153

26.	Include discussion of the labor laws and government incentives discussed in your risks on pages 27 and 29.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 155 and 156 of the Amended Registration Statement.

Management’s Discussion and Analysis, page 162

Results of Operations, beginning on page 165

27.	We see that you have incurred restructuring charges in each of the periods presented. Please expand the discussions of the restructuring efforts to quantify the savings you expect to derive from the actions and to identify when you expect those savings will be realized. As applicable, also disclose whether the expected results of the restructuring plans were achieved. Please refer to “4. Disclosures” under SAB Topic 5-P.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 166 and 167 of the Amended Registration Statement.

Contractual Obligations, page 198

28.	Tell us why it is appropriate to exclude asset-backed financing liabilities from the body of the table of contractual obligations. In that regard, we note that those liabilities are included in your consolidated balance sheet prepared according to IFRS.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page 190 of the Amended Registration Statement to include asset-backed financing liabilities within the body of the table of contractual obligations.

29.	Please expand footnote (*) to explain why obligations for pensions, post-retirement benefits and uncertain tax positions have been excluded from the table of contractual obligations. Unless insignificant, please also quantify the amount related to uncertain tax positions excluded from the table.

Securities and Exchange Commission
March 11, 2013

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 66 and 69. CNH has not paid any investment banking fees to J.P. Morgan or Lazard in the two years preceding delivery of the fairness opinions by J.P. Morgan and Lazard, except for investment banking fees received by J.P. Morgan and Lazard in connection with rendering their respective opinions as to the initial Fiat Industrial proposal.

With regard to obligations for uncertain tax positions, in response to the Staff comments, a new line item has been added to the table of contractual obligations together with a discussion of the basis of determination of the potential cash outflows disclosed.

Index to Financial Statements, page F-1

30.	Please update the financial statements when required by Item 8 of Form 20-F.

Response:

The Amended Registration Statement includes financial statements of Fiat Industrial as of and for each of the three years ended December 31, 2012. The Amended Registration Statement also incorporates by reference the financial statements of CNH as of and for each of the three years ended December 31, 2012.

Consolidated Statement of Financial Position, page F-6

31.	Tell us why you believe it is appropriate in IFRS to present on the face of the balance sheet the alternative measures of total assets and of total equity and liabilities, both as adjusted to remove amounts related to asset-backed financing.

Response:

DutchCo respectfully submits that, while IFRS does not require such amounts to be separately presented on the face of the consolidated statement of financial

Securities and Exchange Commission
March 11, 2013

position, Fiat Industrial has historically presented such supplementary information because it believed that such presentation was both permitted under IFRS and added useful information for investors and analysts, based on the significance of these asset-backed financing transactions to its activities and its final results. As IAS 1 paragraph 55 states “an entity shall present additional line items, headings and subtotals in the statement of financial position when such presentation is relevant to an understanding of the entity’s financial position”. Fiat Industrial historically believed (starting from its initial adoption of IFRS) that this information was relevant to the users of its financial statements in evaluating the effect of its accounting policy regarding financial assets actually sold but not derecognized under IFRS, by excluding that portion of its overall debt that would be repaid with the cash collected from the securitized receivables.

During 2012, Fiat Industrial reconsidered the significance and relevance of this presentation and DutchCo has removed this alternative measure from the statement of financial position included in the Amended Registration Statement; comparative information has been presented on a consistent basis.

32.	Tell us why you do not present a line item for “total liabilities” on the face of the balance sheet.

Response:

DutchCo respectfully submits that IAS 1 does not require the presentation of “total liabilities” on the face of the balance sheet. IAS 1 paragraph 55 states “an entity shall present additional line items, headings and subtotals in the statement of financial position when such presentation is relevant to an understanding of the entity’s financial position”. However, Fiat Industrial has historically concluded that a total liabilities balance did not provide significant additional information in understanding its financial position.

In response to the Staff’s comment, Fiat Industrial has reconsidered the significance and relevance of this presentation and DutchCo has presented the line item “total liabilities” on the face of the statement of financial position included in the Amended Registration Statement; comparative information has been presented on a consistent basis.

Consolidated Statement of Cash Flow, page F-7

33.	Tell us why your indirect method presentation does not show the components of the changes in working capital. Refer to IAS 7.

Securities and Exchange Commission

March 11, 2013

Response:

In response to the Staff’s comment, DutchCo has added such information to the Fiat Industrial financial statement disclosures for the year ended December 31, 2012; comparative information has also been added. Please see Note 37 to the Fiat Industrial consolidated financial statements included in the Amended Registration Statement.

34.	Further, we see that changes in financing receivables and certain financial payables presented as investing or financing activities are presented on a net basis. Tell us how you evaluated the requirements of IAS 7 in determining that “net” basis presentation is appropriate.

Response:

In response to the Staff’s comment, the disclosure on pages F-115 to F-117 of the Amended Registration Statement has been revised to add supplementary information regarding the composition of the items “net change in receivables from financing activities” and “net change in other financial payables and other financial assets/liabilities”, included in investing and financing activities, respectively, presented in the consolidated statement of cash flows for the year ended December 31, 2012; comparative information has also been added. Please see Note 37 to the F-pages.

With respect to the change in financial receivables presented on a net basis in the consolidated statement of cash flows, DutchCo respectfully submits that, as evidenced in these supplementary disclosures, such receivables refer primarily to financing activities carried out by the financial services companies of the Group whose investment portfolios, as explained in the note “Format of financial statements” on page F-11 of the Amended Registration Statement, are included in statement of financial position among the current assets as the investments are realized in their normal operating cycle. In these circumstances, DutchCo considered that presentation of the related cash flows on a net basis is consistent with paragraphs 22(b) and 24(c) of IAS 7, to the extent applicable by analogy to financial service companies.

With respect to the change in other financial payables and other financial assets/liabilities presented on a net basis in the consolidated statement of cash flows, considering the nature of the components of these balances, as evidenced in the same supplementary disclosures, DutchCo believes that presentation of the related cash flows on a net basis is consistent with paragraph 22(b) of IAS 7, having regard to the examples provided in the following paragraph 23A(c).

Securities and Exchange Commission
March 11, 2013

Significant Accounting Policies, page F-11

Revenue Recognition, page F-23

35.	We note that you recognize revenue on transactions with non-group dealers when vehicles are made available to those dealers and other criteria from your disclosure are met. Please further explain to us your revenue policies with respect to non-group dealers. In that regard, tell us how the risks and rewards of ownership have been transferred when goods have been “made available” to the purchaser other than through delivery. Tell us when title passes in these transactions.

Response:

DutchCo respectfully submits that Fiat Industrial’s principal sources of revenue from product sales are either through direct sale to end-user customers or sales to independent (i.e. non-Group) dealers who sell to the ultimate end-users. In connection with all sales, there is no right of return regardless of distribution method. In recognizing revenue, Fiat Industrial generally requires title to transfer to satisfy the delivery criteria for revenue recognition, except where title is solely retained until payment is received.

Fiat Industrial deems the transfer of title to have occurred based primarily on shipment terms being satisfied, and in certain countries Fiat Industrial assesses whether delivery has occurred, as defined by the applicable laws. For the majority of product sales, revenue is recognized once physical delivery has occurred in accordance with contract terms.

For a relatively minor portion of Fiat Industrial’s product sales, revenue is recognized before shipment if physical delivery is delayed at the independent (i.e. non-Group) dealer’s request and the non-group dealer formally commits to assume the risks and rewards of ownership in advance. In these exceptional situations, the identified products are ready for delivery. In all transactions where physical delivery has yet to occur, Fiat Industrial only recognizes revenue when physical delivery is highly probable.

36.	Tell us when you apply construction contract accounting and describe the significance of this activity.

Response:

Construction contract accounting is applied to some specific long-term contracts where Fiat Industrial builds or constructs products to a customer’s specifications. Such contracts relate primarily to development and engineering of armored vehicles for the defense sector and are not a significant source of revenue for the Group. Contracts accounted for under the construction accounting guidance of IAS 11 amounted to €22.3 million at December 31, 2012 (€25.8 million at December 31, 2011 and €12 million at December 31, 2010, see Note 18 to the

Securities and Exchange Commission
March 11, 2013

consolidated financial statements included in the Amended Registration Statement), with average yearly revenues in the period of approximately €7 million.

37.	With respect to extended warranties and maintenance contracts, please disclose the method utilized in recognizing revenues over the lives of the arrangements.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page F-23 of the Amended Registration Statement.

Note (31) Segment reporting, page F-100

38.	We see that a significant amount of assets are attributed to “other operating segments.” Please clarify the nature of these other operating segments and the related assets.

Response:

DutchCo advises the Staff that, in the periods presented, the assets attributed to “other operating segments” refer primarily to investments in consolidated subsidiaries, together with certain other assets held by entities not attributed to the primary reportable segments and historically classified as other business activities. In response to the Staff’s comment, Fiat Industrial has reconsidered the presentation of these items as operating segments and concluded that such information should be presented in its 2012 financial statements as “other activities” rather than as “other operating segments.” DutchCo has revised its disclosure on pages F-7 to F-101 of the Amended Registration Statement; the comparative periods have been represented on a consistent basis.

Item 21. Exhibits and Financial Statement Schedules, page II-1

Exhibits 23.1 through 23.4

39.	Please provide consents from your independent accountants with your first non-confidential amendment filed in EDGAR. Afterward, to the extent there is a delay in requesting effectiveness of your registration statement, or there is any change, other than typographical, made to the financial statements, or there have been intervening events since the prior filing that are material to the company, please provide currently dated and signed consents from your independent accountants with subsequent amendments.

Securities and Exchange Commission
March 11, 2013

Response:

Consents from the independent registered public accounting firms will be provided with the first non-confidential amendment filed on EDGAR.

The Relationship Between CNH and Fiat Industrial, page 213

40.	Please revise this table to reflect the conversion of the shares held by Fiat Netherlands to “common shares B” as disclosed on page 113. Also, when you provide a table showing the share ownership in the combined company, please ensure you reflect the special voting shares to be issued as part of this transaction.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page 206 of the Amended Registration Statement.

Special Voting Shares, page 215

41.	We note your disclosure that the special voting shares are not transferable and that they have “minimal economic entitlements.” Please reconcile your disclosure regarding the transferability of the special voting shares with the provisions of Article 12 of your Articles of Association, which indicate that special voting shares may be transferred upon approval by the board of directors. Please also revise to clarify the nature of the economic entitlements and reconcile your disclosure with the provisions of Article 4, paragraph 7 and Article 12, paragraphs 4 and 5 of your Articles, which indicate there may be a cash value associated with the special voting shares and that the shares may be purchased. Finally, also clarify how Article 2:87 paragraph 2 of the Dutch Civil Code, referenced in Article 12, paragraph 5 of your Articles, operates to determine the price at which special voting shares may be purchased. Also, please revise throughout to disclose the terms and conditions reflected in exhibit A-2 to the merger agreement, including the covenants in section 7 and the “liquidated damages” provision in section 10.

Response:

Please refer to the response above to Staff Comment 5, which explains the nature of the transfer restrictions applicable to the special voting shares.

The economic entitlements of the special voting shares are de minimis and solely intended to comply with mandatory provisions of Dutch law in order to ensure the

Securities and Exchange Commission
March 11, 2013

validity of the instruments. Shareholders should attach no value to these entitlements and for this reason DutchCo does not describe those entitlements in detail in the prospectus, although the relevant provisions are included in Exhibit D to the prospectus. In response to the Staff’s comment, DutchCo has revised its disclosure on pages vi and 208 of the Amended Registration Statement to clarify that the economic entitlements of the special voting shares are immaterial to the holders. Those entitlements essentially consist of a right to payment upon liquidation, after discharge of all DutchCo’s debts and repayment of the nominal value of DutchCo’s common shares, in an amount per special voting share equal to (i) the par value of the common share (Euro 0.01), plus (ii) dividends accrued on such special share at a rate of one percent of the nominal amount per annum.

With respect to the valuation mechanism referred to in Article 4.7 of the Articles of Association, the provision is structured as a mandatory offer of special voting shares to DutchCo rather than an automatic cancellation of such shares in order to comply with mandatory provisions of Dutch law; however, the holders of special voting shares have agreed contractually that the transfer of the shares to DutchCo would occur for nil payment; see Article 7 of the Terms of the Special Voting Shares, and, accordingly, the valuation mechanism of Article 4.7 and Article 2:87 paragraph 2 of the Dutch Civil Code referred to therein will not apply in practice. The economic result is identical to a cancellation.

The valuation mechanism referred to in Article 12 is not intended to ever apply in practice. As discussed in response to Staff Comment 5, special voting shares may only be transferred to the acquirer of the underlying common shares in enumerated circumstances. In those circumstances, the board of DutchCo will approve the transfer and, accordingly, the valuation mechanism of Article 12, paragraphs 4 and 5 will not apply.

In addition, in response to the Staff’s comment, DutchCo has revised its disclosure on page 209 of the Amended Registration Statement.

Dutch Corporate Governance Code, page 223

42.	To the extent practicable, please consider expanding your discussion to include the list of Dutch Corporate Governance Code principles and best practice provisions.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page 216 of the Amended Registration Statement.

Securities and Exchange Commission

March 11, 2013

Comparison of Rights, page 228

43.	Rather than merely reciting applicable law, please explain the effect of the differences between applicable laws and the differences between the articles of incorporation.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 224-244 of the Amended Registration Statement.

Enforcement of Civil Liabilities, page 251

44.	Include discussion of other material jurisdictions as necessary, for example, the United Kingdom.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 245-247 of the Amended Registration Statement.

Exhibits

45.	Please provide us with the missing attachments to the merger agreement. To the extent that you do not intend to file these attachments, please provide the list of omitted attachments required by Regulation S-K Item 601(b)(2).

Response:

In response to the Staff’s comment, DutchCo has added a list briefly identifying the contents of all omitted exhibits and schedules to the merger agreement on page A-iii. The missing attachments to the merger agreement have not been filed with the merger agreement in Appendix A because they are either otherwise disclosed in the Amended Registration Statement or do not contain information which is material to an investment decision. DutchCo is providing the Staff under separate cover on a confidential and supplemental basis pursuant to Rule 418 of the Securities Act of 1933, and Rule 12b-4 under the Securities Exchange Act of 1934. In accordance with Rule 418 and Rule 12b-4, DutchCo is requesting that these materials be returned promptly following completion of the Staff’s review thereof. DutchCo has also requested confidential treatment of these materials pursuant to the provisions of 17 C.F.R. § 200.83.

*        *        *

Five (5) hard copies of the Amended Registration Statement are being delivered to you today to facilitate the Staff’s review of the Amended Registration Statement.

Any questions or comments with respect to the Draft Registration Statement and the Amended Draft Registration Statement may be communicated to the undersigned at (212)

Securities and Exchange Commission
March 11, 2013

558-3109 or by email (millersc@sullcrom.com). Please send copies of any correspondence relating to this filing to Scott D. Miller by email and facsimile (212-291-9101) with the original by mail to Sullivan & Cromwell LLP, 125 Broad Street, New York, New York 10004.

Very truly yours,

/s/ Scott D. Miller

cc:	Julie Sherman

Gary Todd

Louis Rambo

Mary Beth Breslin

(Securities and Exchange Commission)

Pablo Di Si

(FI CBM Holdings N.V.)

Roberto Russo

(Fiat Industrial S.p.A.)

Michael Going

(CNH Global N.V.)

Office of the Chief Accountant:

Commissione Nazionale

per le Societa e la Borsa -

Auditor Independence No Action Request

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON. D.C. 20549

OFFICE OF THE CHIEF ACCOUNTANT

August 24, 2000

Mr. Antonio Rosati

Director of Issuers Division

Commissione Nazionale per le Societa e la Borsa

Via Isonzo 19/D

00198 Roma, Italy

Dear Mr. Rosati:

Attached is a copy of the report (the “model report”) that auditors of an Italian company’s financial statements would be required to issue to that Italian audit client when certain transactions occur. You have asked the staff of the United States Securities & Exchange Commission (the “staff”) to advise you whether performing the procedures described and issuing such a report would create an independence problem for Italian companies that register their securities in the United States (“Italian registrants”). We have considered the effect on an auditor’s independence under the U.S. requirements of an auditor’s performance of the procedures and issuance of the model report.

In the United States, as noted in Rule 2-01 (c) of Regulation S-X promulgated by the SEC, to analyze an independence issue, the Commission will consider all relevant circumstances and relationships, which of course, include the provision of consulting or other professional services to the client. When looking at consulting services, the staff has found that a mutuality of interest may exist, which impairs the auditor’s independence, when the service results in, among other things:

1.	the auditor auditing his/her own work,

2.	the auditor supplanting management’s role in making corporate decisions, or

3.	the auditor being perceived as an employee or management of the audit client.

For these reasons, a 1994 Staff Report on Auditor Independence notes that the Commission’s staff questions the independence of auditors that issue fairness opinions or valuation reports.

Based on our discussions with you and our review of the model report, the SEC staff would not object if an auditor that performs procedures limited to those described in the report and issues the model report concludes that they are independent provided that the auditor also represented in writing that “the report does not express an opinion on the fairness of the transaction, the value of the security, or the adequacy of consideration to shareholders.” The staff would also not object if the following additional representation is added, “and therefore the issuance of the report would not impair the auditor’s independence under the U.S. independence requirements;” If the report relates to a transaction that is being registered with the SEC, this written representation, along with the report and the auditor’s consent to include the report, also must be included in the registration statement.

We appreciate your efforts in this matter and look forward to a successful implementation of the proposed resolution. If you have any questions regarding this matter, please contact Scott Bayless at (202) 942-4412.

Sincerely,

Lynn Turner

Chief Accountant

(Attachment)

III	MODEL REPORT (to be adapted depending on circumstances including cases involving “quotas”)

A	-	Title:	AUDITING FIRM’S REPORT RELATING TO THE RATIO FOR THE EXCHANGE OF SHARES PURSUANT TO ART. 2501 (quinquies) OF THE ITALIAN CIVIL CODE. (This model refers to the situation where two audit firms have been appointed and each prepares a separate report. The model has been divided into paragraphs to make references easier to make and understand).

B	-	Addressee:	The stockholders of Company A.

C	-	Objective, subject and scope of the engagement:

		C - 1)	We have been appointed by (name of body/company which has made appointment) of Company A, to prepare our report on the ratio for the exchange of shares of company A and of company B, in accordance with Article 2501 (quinquies) of the Italian Civil Code. To this end the Board of Directors of Company A has provided us with the proposed merger project together with a Report prepared by the Board which identifies, explains and justifies the exchange ratio in terms of Article 2501 (quater) of the Italian Civil Code, and the Balance Sheet situation as of ... 199Y as prepared in accordance with Article 2501 (ter) of the Italian Civil Code.

C - 2)

The proposed merger project will be subject to approval at an Extraordinary General Meeting of the shareholders of Company A to be held on [date] or on [date] and [date], if required.

In the same way, the shareholders of Company B also will be required to approve the project at an Extraordinary General Meeting to be held on [date] or on [date] and [date] if required.

		C - 3)	The audit firm Y has been appointed to prepare a similar report for Company B.

C - 4)

Purpose and Scope of this report

The purpose of this report is to provide the shareholders with information regarding the application of the valuation methods adopted by the Directors in determining the ratio for the exchange of shares as part of the merger process and whether, under the circumstances, such methods are reasonable and not arbitrary. We have not performed a valuation of the Company. This was done by the Directors and the Professional Advisors appointed by them.

To this end, in carrying out our engagement, we have examined the valuation criteria adopted by the Board of Directors and the Professional Advisors in determining the ratio for the exchange of shares.

D	-	Documentation utilized

		D - a)	In performing our work, we obtained directly from Company A and from the auditors of Company B, the two companies involved in the merger, such documentation and information as was considered useful in the circumstances. We analyzed such documentation as was made available to us for this purpose and, in particular:

1)       The proposed merger project and the reports of the Boards of Directors of the two companies addressed to the respective Extraordinary General Meetings which, on the basis of the Balance Sheet situation as at 199Y, propose a ratio for the exchange of shares as follows:

(Insert details of share exchange arrangement)

This ratio for the exchange of shares has been determined by the directors using the factors provided in the valuation report as described at point (2) below.

2)	The valuation reports as prepared by ... (hereafter “the Professional Advisors”); these reports, dated ... and prepared at the request of the two companies involved in the merger, set out in detail the valuation criteria adopted, why they were chosen and the amounts resulting from their being used; and the considerations of the Boards of Directors on deciding upon the ratio for the exchange of shares.

3)	The following documentation was used by the “Professional Advisors” to prepare their valuation reports and, subsequently, within the scope of our engagement, examined by our audit firm:

-	The statutory financial statements of Company A and Company B as at 31 December 199X (the year end date prior to the date of the merger balance sheet) accompanied by the Report of the Board of Directors, the Report of the Board of Statutory Auditors and the External Auditors’ Report. In particular, we have prepared the audit report in respect of the financial statements of Company A, while audit firm Y has prepared the audit report on the financial statements of Company B.

-	Budgets for the year ending 199Y and the succeeding three-year forecasts prepared by the two companies involved in the merger;

1)	Cash flow forecasts for the two companies for the year ending 199Y prepared by the two companies involved in the merger;

2)	An appraisal of the current value of the; real estate and other tangible fixed assets of Company A and Company B, prepared by independent experts other than independent auditors;

3)	Information prepared by “Professional Advisors” on companies operating in the same sector on an international level;

4)	The Stock market performance of the stock of Company A and of Company B in the period....

5)	The balance sheets prepared in accordance with art. 2501 of the Italian Civil Code (or the financial statement of the previous financial period if they related to a period ended not more than six months prior to the date of publication of the merger project).

		D - b)	We also have examined additional documentation as follows: (Provide list of such documentation)

1) . . . . . . . . .

2) . . . . . . . . .

3) Accounting and statistical information and any other information considered relevant to the purposes of this report.

		D - c)	We also have obtained representations that, as far as the Directors of the Company are aware, there have been no significant changes to the figures and information that we considered during our analysis.

E	-	Valuation methods adopted by the Boards of Directors and “Professional Advisors”

		-	As explained in their reports the Board of Directors and “Professional Advisors”, considering the importance and complexity of the merger operation, considered it appropriate to identify individual valuation methods which; as well as being “in accordance with current best practice, enable the two companies to be valued on a consistent basis.

		-	(Provide a sufficiently detailed and comprehensible description of the valuation methods used in determining the ratio of the exchange of shares and the reasons of the Board of Directors and Professional Advisors why those methods were chosen).

F	-	Valuation problems encountered by the Boards of Directors and “Professional Advisors” (Description of the main difficulties that they could have encountered).

G	-	Result of the valuation performed by the Boards of Directors and “Professional Advisors” (Provide details of the amounts and the ratios for the exchange of shares resulting from the application of the methods adopted (relative information} and the importance given by the Board of Directors to each of the various methods (relative importance) in arriving at the ratio for the exchange of shares set by the Boards of Directors. Include the value of the companies resulting from these methods, the range of values and the proposals of the “Professional Advisors).

H	-	Work done

		H - A	Work done on the “documentation utilized” as mentioned at point D - 3):

H - Al.       As already stated, we have performed a full audit of the statutory financial statements of Company A at 31 December 199Y. Meanwhile, the financial statements of Company B, at the same date, have been audited by audit firm Y;

H - A2.

(Describe the work done on the financial statements used as a reference point for the valuation methods. Normally, this will consist of a full audit or a limited review[1], with or without limited audit procedures)

Considering the valuation methods applied by the Boards of Directors and the “Professional Advisors”, we have performed a limited review of the balance sheet of Company A at......... This involved holding discussions with the management of the company to identify the accounting principles used and most important accounting issues involved in preparing the Balance Sheet. We performed an analytical review of the amounts contained in the Balance Sheet and of the accounting ratios arising, comparing these figures with those resulting from the financial statements at 199Y, which were audited in full. (If audit procedures have been carried out, add the following paragraph: In addition, we applied limited audit procedures to the following balances: (specify balances tested)).

We performed such procedures as were necessary to fulfill the objective of our engagement as indicated in paragraph C.

We have met with company management to obtain information about events occurring since the Balance Sheet date that could have a significant effect on the figures being examined here.

H - A3.	With regard to the 199Y budget, three-year plan and cash flow forecasts of Company A, while considering the inherent uncertainty and limits of any type of forecast, we have discussed the criteria used with the management of the company. We also performed the following procedures: [list];

H - A4.	Audit firm Y has performed similar work on the Balance Sheet, the 199Y budget, the three-year plan and the cash flow forecasts of Company B. We have been provided with information about the work done and the results thereof. This information enabled us to verify that Company B applied criteria uniform with those applied by Company A in preparing its Balance Sheet, budget, three-year plan and cash flow forecast. This was done to determine whether the information concerning the two companies used by the “Professional Advisors” and the Board of Directors to apply the valuation methods described above was comparable.

H - A5	We have examined the independent appraisals of the current value of the real estate and other tangible fixed assets of Company A with the aim of confirming the reasonableness of the criteria applied and the independence of the appraiser. A similar examination was carried out on the independent appraisals of the current value of the real estate and tangible assets of Company B by the auditing firm Y which has provided us with details of the work that they performed and the results obtained. This information enabled us to verify that criteria uniform with those applied by Company A have been used. This was done to determine whether the information concerning the two companies used by the “Professional Advisors” and the Board of Directors to apply the valuation methods described above was comparable. (Where such appraisals are required and have been prepared)

		H - B	Work done on the methods used to determine the ratio for the exchange of shares (adapt to specific circumstances).

We also have performed the following procedures:

			-	verified the completeness and consistency of the Directors’ processes in fixing the exchange of shares;

			-	performed a sensitivity analysis in relation to the valuation methods adopted; -checked whether the valuation methods were applied consistently;

			-	checked that the figures used are consistent with the sources of reference and with the “documentation utilized” as described in Point D above;

			-	checked the arithmetical accuracy of the calculations used for the determination of the ratio for the exchange of shares by applying the valuation criteria adopted by the Board of Directors and the Professional Advisors.

I	-	Comments on the suitability of the methods used and the accuracy of the accounting estimates

(provide comments on the appropriateness (suitability) of the methods used. Add a phrase like the one below)

With reference to this engagement we wish to draw attention to the fact that the principal purpose of the decisional process used by the Boards of Directors and the “Professional Advisors” was to arrive at an estimate of relative values of the companies involved in the merger by applying uniform criteria for the purposes of the determination of the ratio for the exchange of shares. As a result, the resulting estimates are not intended for any other purpose.

L	-	Specific limitations encountered by the auditors in carrying out the engagement.

(Indicate specific limitations encountered by the auditor while carrying out the engagement as a result of particular circumstances identified).

M	-	Conclusion

Based on the documentation we have examined and the procedures described above, and considering the nature and extent of our work as described in this report, we believe that the valuation methods adopted by the Directors based upon the advice of their Professional Advisors are, under the circumstances, reasonable and not arbitrary and have been correctly applied by them in their determination of the ratio for the exchange of shares contained in the proposed merger project.

Place and date

(Auditors’ signature)

Footnote

[1]	Such a review may be unnecessary where the valuation methods used by the Board of Directors and the Professional Advisors are not based upon the financial statements.